LEASES (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019
Depreciation			1,153
December 31,2019			3,860
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation | $		$ 333
December 31,2019 | $	[1]	1,117
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019
Initial application of IFRS 16			2,302
Additions			2,711
December 31,2019			5,013
Consolidated Cost [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019 | $
Initial application of IFRS 16 | $		666
Additions | $		784
December 31,2019 | $		1,450
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019
Depreciation			1,153
December 31,2019			1,153
Accumulated depreciation [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019 | $
Depreciation | $		333
December 31,2019 | $		333
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
December 31,2019			₪ 3,860
Net book value [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
December 31,2019 | $		$ 1,117

[1]	Convenience Translation into US Dollars.